ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Government authorities	$ 101	$ 76
Accrued expenses	478	1,046
Tax liabilities	498	630
Bifurcated conversion feature presented in fair value		227
Others	143	154
Accrued expenses and other current liabilities	$ 1,220	$ 2,133